Cash and Cash Equivalents - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [Member]
Cash and cash equivalents [Line Items]
Maximum exposure to credit risk	$ 747	$ 2,277
Bottom of range [member]
Cash and cash equivalents [Line Items]
Effective interest rate, short-term bank deposits, classified as cash equivalents	0.10%	2.30%
Maturity date, short-term bank deposits, classified as cash equivalents	5 days	12 days
Top of range [member]
Cash and cash equivalents [Line Items]
Effective interest rate, short-term bank deposits, classified as cash equivalents	1.00%	2.90%
Maturity date, short-term bank deposits, classified as cash equivalents	19 days	61 days